General and Administrative Expenses	6 Months Ended
Jun. 30, 2021
General and Administrative Expenses [Abstract]
General and Administrative Expenses
13.	General and Administrative Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2020	2021
Audit fees	$48,640	$144,624
Chief Executive and Chief Financial Officer and directors' compensation	16,000	24,000
Other professional fees	172,996	690,731
Administration fees-related party (Note 3(c))	—	600,000
Total	$237,636	$1,459,355

The Chief Executive Officer and Chief Financial Officer compensation was terminated on October 1, 2020 and, subsequent to this date, all services rendered by the Company’s Chief Executive Officer and Chief Financial Officer are included in its Master Agreement with Castor Ships (see Note 3(c)).